Derivative Financial Instruments and Off-balance sheet Financial Instruments - Gross and net amounts for OTC derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Asset derivatives
Gross amount	$ 130	$ 127
Derivative asset, fair value, gross liability	(6)	(1)
Net amount on balance sheet	124	126
Liability derivatives
Gross amount	(281)	(369)
Liability derivatives, Gross asset	12	6
Net amount on balance sheet	(269)	(363)
OTC derivatives
Asset derivatives
Gross amount	25	8
Derivative asset, fair value, gross liability	(18)	(7)
Derivative asset offsets under cash collateral pledged	(5)	1
Net amount on balance sheet	2	2
Securities collateral (received) pledged	0	0
Net amount	2	2
Liability derivatives
Gross amount	(12)	(26)
Liability derivatives, Gross asset	18	7
Derivative liability offsets under cash collateral pledged	(12)	7
Net amount on balance sheet	(6)	(12)
Securities collateral (received) pledged	0	3
Net amount	$ (6)	$ (9)